ORGANIZATION AND DESCRIPTION OF THE COMPANY	6 Months Ended
Jun. 30, 2024
Corporate information and statement of IFRS compliance [abstract]
ORGANIZATION AND DESCRIPTION OF THE COMPANY	ORGANIZATION AND DESCRIPTION OF THE COMPANY
(a)Brookfield Business Corporation
Brookfield Business Corporation and its subsidiaries (the “company”) is an owner and operator of services and industrials operations on a global basis (the “businesses”). The company was formed as a corporation established under the Business Corporations Act (British Columbia) on June 21, 2021 and is a subsidiary of Brookfield Business Partners L.P. (NYSE: BBU; TSX: BBU.UN) (the “partnership”, or collectively with its subsidiaries, excluding the company, “Brookfield Business Partners”). Brookfield Business Partners, the company and respective subsidiaries are referred to collectively as the “group”. Brookfield Corporation, formerly Brookfield Asset Management Inc. (“Brookfield Corporation” or together with its controlled subsidiaries, excluding the group, “Brookfield”), is the ultimate parent of the company and the group. Brookfield Business Partners holds all the issued and outstanding class B shares and class C shares of the company as at June 30, 2024. The registered head office of the company is 250 Vesey Street, New York, NY 10281, United States. The class A exchangeable subordinate voting shares (each, an “exchangeable share”) of the company are listed on the New York Stock Exchange (“NYSE”) and the Toronto Stock Exchange (“TSX”) under the symbol “BBUC”. The exchangeable shares are structured with the intention of being economically equivalent to the non-voting limited partnership units (“LP Units”) of the partnership. Given the economic equivalence, the market price of the exchangeable shares will be significantly impacted by the market price of the LP Units and the combined business performance of the company and Brookfield Business Partners as a whole.